Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Effective income tax rate	5000.80%	7.80%	1.00%
Increase decrease in valuation allowance	$ 17,100
Federal research and development tax credits	8,100
Eight Hundred And Ninety In Fifth Avenue Partners, Inc [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	0	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	314,500
Net operating losses subject to expiration	201,500
operating losses indefinite lived carryforward	113,000
State
Operating Loss Carryforwards [Line Items]
Net operating losses	11,300
Net operating losses subject to expiration	11,300
operating losses indefinite lived carryforward	3,200
Foreign
Operating Loss Carryforwards [Line Items]
Net operating losses subject to expiration	$ 29,200